CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Cash on hand	1,885	2,019
Bank balances (1)	664,173	552,187
Overnight	103,761	75,236
Total Cash	769,819	629,442
Cash equivalents
Time deposits	1,110,656	995,613
Mutual funds	77,313	89,706
Total cash equivalents	1,187,969	1,085,319
Total cash and cash equivalents	1,957,788	1,714,761

(1) As of December 31, 2024, within the item bank balances are ThUS$590,463 related to banks accounts that pay interest to the Company for the daily or monthly balances (ThUS$391,966 as of December 31, 2023)

Cash and cash equivalents are denominated in the following currencies:

Currency	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Argentine peso	4,228	3,438
Brazilian real	347,041	520,796
Chilean peso	17,943	47,933
Colombian peso	19,042	36,326
Euro	15,721	25,329
US Dollar	1,508,548	1,020,467
Pound Sterling	2,069	5,073
Mexican peso	4,222	8,159
R.P. Chinese Yuan	21,585	20,801
Other currencies	17,389	26,439
Total	1,957,788	1,714,761